Capital stock (Details 1)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Options
Balance | shares	807,150	1,326,958	1,428,408
Granted | shares	20,000	90,000	0
Forfeited, cancelled or expired | shares	(188,750)	(609,808)	(101,450)
Balance | shares	638,400	807,150	1,326,958
Options exercisable, end of period | shares	602,400	706,750	1,110,958
Weighted average exercise price
Balance | $ / shares	$ 3.73	$ 3.67	$ 3.67
Granted | $ / shares	1.2	1.1	0
Forfeited, cancelled or expired | $ / shares	(5.77)	(2.99)	(5.06)
Balance | $ / shares	3.05	3.73	3.67
Options exercisable, end of period | $ / shares	$ 2.93	$ 3.49	$ 3.12